Parent company information	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Parent company information
Note 32 Parent company information

The following table presents information regarding the legal entity of Royal Bank of Canada with its subsidiaries presented on an equity accounted basis.

Condensed Balance Sheets

	As at
(Millions of Canadian dollars)	October 31 2018	October 31 2017
Assets
Cash and due from banks	$16,398	$12,901
Interest-bearing deposits with banks	20,261	20,864
Securities	111,072	109,082
Investments in bank subsidiaries and associated corporations (1)	34,547	31,302
Investments in other subsidiaries and associated corporations	69,063	65,576
Assets purchased under reverse repurchase agreements and securities borrowed	107,941	49,615
Loans, net of allowance for loan losses	494,922	474,052
Net balances due from bank subsidiaries (1)	4,329	20,579
Other assets	137,821	136,069
	$996,354	$920,040
Liabilities and shareholders’ equity
Deposits	$643,120	$605,849
Net balances due to other subsidiaries	38,985	58,598
Other liabilities	225,626	172,869
	907,731	837,316
Subordinated debentures	8,762	8,895
Shareholders’ equity	79,861	73,829
	$996,354	$920,040

(1)	Bank refers primarily to regulated deposit-taking institutions and securities firms.

Condensed Statements of Income and Comprehensive Income

	For the year ended
(Millions of Canadian dollars)	October 31 2018	October 31 2017
Interest income (1)	$ 22,578	$ 18,419
Interest expense	10,423	6,556
Net interest income	12,155	11,863
Non-interest income (2)	5,880	4,476
Total revenue	18,035	16,339
Provision for credit losses	1,294	1,033
Non-interest expense	9,085	8,631
Income before income taxes	7,656	6,675
Income taxes	1,546	1,601
Net income before equity in undistributed income of subsidiaries	6,110	5,074
Equity in undistributed income of subsidiaries	6,321	6,395
Net income	$ 12,431	$ 11,469
Other comprehensive income (loss), net of taxes	1,532	(107)
Total comprehensive income	$ 13,963	$ 11,362

(1)	Includes dividend income from investments in subsidiaries and associated corporations of $12 million (October 31, 2017 – $25 million).
(2)	Includes share of profit (losses) from associated corporations of $(31) million (October 31, 2017 – $12 million).

Condensed Statements of Cash Flows

	For the year ended
(Millions of Canadian dollars)	October 31 2018	October 31 2017
Cash flows from operating activities
Net income	$ 12,431	$11,469
Adjustments to determine net cash from operating activities:
Change in undistributed earnings of subsidiaries	(6,321)	(6,395)
Change in deposits, net of securitizations	38,580	33,166
Change in loans, net of securitizations	(26,281)	(14,025)
Change in trading securities	3,730	24,671
Change in obligations related to assets sold under repurchase agreements and securities loaned	49,811	14,018
Change in assets purchased under reverse repurchase agreements and securities borrowed	(58,326)	(24,486)
Change in obligations related to securities sold short	2,600	(4,809)
Other operating activities, net	514	6,059
Net cash from (used in) operating activities	16,738	39,668
Cash flows from investing activities
Change in interest-bearing deposits with banks	603	(4,738)
Proceeds from sale of investment securities	12,519	5,823
Proceeds from maturity of investment securities	17,836	25,599
Purchases of investment securities	(32,561)	(34,903)
Net acquisitions of premises and equipment and other intangibles	(1,173)	(938)
Change in cash invested in subsidiaries	93	(116)
Change in net funding provided to subsidiaries	(3,363)	(12,018)
Net cash from (used in) from investing activities	(6,046)	(21,291)
Cash flows from financing activities
Repayment of subordinated debentures	–	(119)
Issue of common shares	72	199
Common shares purchased for cancellation	(1,522)	(3,110)
Redemption of preferred shares	(105)	(300)
Dividends paid	(5,640)	(5,309)
Issuance costs	–	(1)
Net cash from (used in) financing activities	(7,195)	(8,640)
Net change in cash and due from banks	3,497	9,737
Cash and due from banks at beginning of year	12,901	3,164
Cash and due from banks at end of year	$ 16,398	$12,901
Supplemental disclosure of cash flow information (1)
Amount of interest paid	$ 9,486	$6,152
Amount of interest received	20,490	16,877
Amount of dividends received	1,414	1,291
Amount of income taxes paid	3,562	1,656

(1)	Amounts have been revised from those previously presented.